UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                 June 30, 1999
                                                            -------------------

Check here if Amendment    [  ];                       Amendment Number:_______

This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  C & O Funds Advisor, Inc.
Address:               2050 Tower Place
                       3340 Peachtree Road, N.E.
                       Atlanta, Georgia  30326

Form 13F File Number:      28- 3468
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        The institutional  investment manager filing this report and the person by whom it is signed ereby represent that the person signing the report is authorized to submit it, that all information ontained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:         Michael B. Orkin
         Title:        President
         Phone:        (404)  239-0707

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin             Atlanta, Georgia               8/9/99
    --------------------------    ----------------------------      ----------
            [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name
         28-     2699                         Caldwell & Orkin, Inc.
             --------------------             ----------------------------
         [Repeat as necessary.]